PROPERTY, PLANT, & EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, & EQUIPMENT

7. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	December 31, 2024	December 31, 2023
Buildings and leasehold improvements	5 to 25	$55,283	$57,002
Drilling rigs, plant and equipment	1 to 15	747,905	749,492
Office equipment (furniture and fixtures) and tools	3 to 10	16,658	16,763
Vehicles and cranes	5 to 10	9,713	14,446
Less: Accumulated depreciation		(443,367)	(420,812)
Land		11,664	11,664
Capital work in progress		40,290	14,111
Total		$438,146	$442,666

The Company recorded depreciation expense of $111.7 million, $109.7 million, and $97.0 million for the years ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively, in the Consolidated Statement of Operations.